5. OPERATING SEGMENTS (Details) - BRL (R$) R$ in Millions			12 Months Ended
		Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
SEGMENT ASSETS			R$ 54,083	R$ 50,527		R$ 60,339
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES			5,415	5,399		5,235
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE			1,258	1,258
ADDITIONS TO THE SEGMENT			1,918	2,201		1,632
NET REVENUE			25,228	25,487	[1]	22,266
COST OF ENERGY AND GAS
Energy bought for resale			(12,111)	(11,286)	[1]	(11,084)
Charges for use of the national grid			(1,748)	(1,426)	[1]	(1,480)
Gas bought for resale			(1,083)	(1,436)		(1,238)
Operating costs, total			(14,942)	(14,148)		(13,802)
OPERATING COSTS AND EXPENSES
Personnel			(1,276)	(1,272)		(1,410)
Employees' and managers' profit sharing			(142)	(263)		(77)
Post-employment obligations			(438)	(408)		(337)
Materials			(79)	(91)		(104)
Raw materials and inputs for production of energy
Outsourced services			(1,265)	(1,239)		(1,087)
Depreciation and amortization			(989)	(958)		(835)
Operating provisions (reversals)			(423)	(2,401)		(466)
Construction costs			(1,581)	(1,200)		(897)
Other operating expenses, net			(297)	(495)		(405)
Total cost of operation			(6,490)	(8,327)		(5,618)
OPERATING COSTS AND EXPENSES			(21,432)	(22,475)		(19,420)
Equity in earnings of unconsolidated investees, net			357	125	[1]	(104)
Dividends declared by investee classified as held for sale				73
Gain on a bargain purchase and remeasurement of previously held equity interest in subsidiary acquired in business combinations transactions			51
Remeasurement of previously held equity interest in subsidiaries acquired						(119)
Impairment for investments						(127)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			4,706	3,210	[1]	2,529
Finance income			2,445	3,207	[1]	1,706
Finance expenses			(3,350)	(1,847)	[1]	(2,224)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			3,801	4,469	[1]	2,011
Income tax and social contribution tax			(936)	(1,599)		(610)
Net income for the year from continuing operations			2,865	2,969	[1]	1,401	[1]
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS				224	[1]	363	[1]
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax
NET INCOME (LOSS) FOR THE YEAR				3,193
NET INCOME FOR THE YEAR		R$ 2,864	2,865	3,194	[1]	1,764	[1]
Equity holders of the parent			2,864	3,193		1,722
Non-controlling interests			1	1	[1]	42
Operating Segments [member] | Elimination Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			(663)	(1,127)
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT
NET REVENUE			(333)	(307)
COST OF ENERGY AND GAS
Energy bought for resale			76	72
Charges for use of the national grid				223
Gas bought for resale
Operating costs, total			326	295
OPERATING COSTS AND EXPENSES
Personnel
Employees' and managers' profit sharing
Post-employment obligations
Materials
Outsourced services			7	7
Depreciation and amortization
Operating provisions (reversals)
Construction costs
Other operating expenses, net				5
Total cost of operation			8	12
OPERATING COSTS AND EXPENSES			333	(307)
Equity in earnings of unconsolidated investees, net
Operating Segments [member] | Restated [member] | Elimination Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						(957)
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
NET REVENUE						(293)
COST OF ENERGY AND GAS
Energy bought for resale						71
Charges for use of the national grid						199
Operating costs, total						270
OPERATING COSTS AND EXPENSES
Outsourced services						15
Other operating expenses, net						8
Total cost of operation						23
OPERATING COSTS AND EXPENSES						293
Operating Segments [member] | Other Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			3,712	3,888
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES			21	29
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT				9
NET REVENUE			105	324
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale
Operating costs, total
OPERATING COSTS AND EXPENSES
Personnel			(24)	(35)
Employees' and managers' profit sharing			(14)	(17)
Post-employment obligations			(47)	(43)
Materials				(3)
Raw materials and inputs for production of energy			(33)
Outsourced services			(3)	(40)
Depreciation and amortization			(18)	(4)
Operating provisions (reversals)				(188)
Construction costs
Other operating expenses, net			(16)
Total cost of operation			(155)	(330)
OPERATING COSTS AND EXPENSES			(155)	(330)
Equity in earnings of unconsolidated investees, net			(8)	(2)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			(58)	(8)
Finance income				269
Finance expenses			(4)	(19)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			(62)	242
Income tax and social contribution tax			(6)	(124)
Net income for the year from continuing operations			(68)	118
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR				118
NET INCOME FOR THE YEAR			(68)	118
Equity holders of the parent			(68)	118
Operating Segments [member] | Other Segments [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						2,607
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES						17
NET REVENUE						134
OPERATING COSTS AND EXPENSES
Personnel						(29)
Employees' and managers' profit sharing						(9)
Post-employment obligations						(40)
Outsourced services						(30)
Depreciation and amortization						(1)
Operating provisions (reversals)						(18)
Other operating expenses, net						(112)
Total cost of operation						(239)
OPERATING COSTS AND EXPENSES						(239)
Equity in earnings of unconsolidated investees, net						(14)
Remeasurement of previously held equity interest in subsidiaries acquired						(147)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)						(266)
Finance income						13
Finance expenses						(19)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX						(272)
Income tax and social contribution tax						57
Net income for the year from continuing operations						(215)
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR						(115)
NET INCOME FOR THE YEAR						(215)
Equity holders of the parent						(217)
Non-controlling interests						2
Operating Segments [member] | Gas Segment [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			2,615	2,689
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT			50	934
NET REVENUE			1,664	1,858
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale			(1,083)	(1,436)
Operating costs, total			(1,083)	(1,436)
OPERATING COSTS AND EXPENSES
Personnel			(60)	(46)
Employees' and managers' profit sharing
Post-employment obligations
Materials			(1)	(20)
Outsourced services			(25)	(2)
Depreciation and amortization			(106)	(86)
Operating provisions (reversals)			(1)	(2)
Construction costs			(50)	(43)
Other operating expenses, net			(12)	(10)
Total cost of operation			(255)	(209)
OPERATING COSTS AND EXPENSES			(1,338)	(1,645)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)				213
Equity in earnings of unconsolidated investees, net
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			326
Finance income			44	21
Finance expenses			(58)	(46)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			312	188
Income tax and social contribution tax			(58)	(48)
Net income for the year from continuing operations			227	140
Items that may be reclassified to profit or loss
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax				139
NET INCOME FOR THE YEAR			227	140
Equity holders of the parent			226	139
Non-controlling interests				1
Operating Segments [member] | Gas Segment [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						1,822
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
ADDITIONS TO THE SEGMENT						70
NET REVENUE						1,619
COST OF ENERGY AND GAS
Gas bought for resale						(1,238)
Operating costs, total						(1,238)
OPERATING COSTS AND EXPENSES
Personnel						(60)
Materials						(2)
Outsourced services						(20)
Depreciation and amortization						(74)
Operating provisions (reversals)						2
Construction costs						(44)
Other operating expenses, net						(13)
Total cost of operation						(211)
OPERATING COSTS AND EXPENSES						(1,449)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)						170
Finance income						84
Finance expenses						(38)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX						216
Income tax and social contribution tax						(53)
Net income for the year from continuing operations						163
Items that may be reclassified to profit or loss
NET INCOME FOR THE YEAR						163
Equity holders of the parent						162
Non-controlling interests						1
Operating Segments [member] | Energy Distribution Segment [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			26,399	25,616
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE			1,258	1,258
ADDITIONS TO THE SEGMENT			1,384	936
NET REVENUE			16,512	15,919
COST OF ENERGY AND GAS
Energy bought for resale			(8,161)	(7,517)
Charges for use of the national grid			(1,799)	(1,459)
Gas bought for resale
Operating costs, total			(9,960)	(8,976)
OPERATING COSTS AND EXPENSES
Personnel			(886)	(869)
Employees' and managers' profit sharing			(92)	(183)
Post-employment obligations			(297)	(277)
Materials			(61)	(63)
Outsourced services			(1,055)	(1,016)
Depreciation and amortization			(668)	(652)
Operating provisions (reversals)			(272)	(1,101)
Construction costs			(1,384)	(937)
Other operating expenses, net			(212)	(299)
Total cost of operation			(4,927)	(5,397)
OPERATING COSTS AND EXPENSES			(14,887)	(14,373)
Equity in earnings of unconsolidated investees, net
Dividends declared by investee classified as held for sale				73
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			1,625	1,619
Finance income			514	1,535
Finance expenses			(505)	(632)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			1,634	2,522
Income tax and social contribution tax			(430)	(806)
Net income for the year from continuing operations			1,204	1,716
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS				224
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR				1,940
NET INCOME FOR THE YEAR			1,204	1,940
Equity holders of the parent			1,204	1,940
Operating Segments [member] | Energy Distribution Segment [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						37,840
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
ADDITIONS TO THE SEGMENT						856
NET REVENUE						13,757
COST OF ENERGY AND GAS
Energy bought for resale						(7,238)
Charges for use of the national grid						(1,463)
Operating costs, total						(8,701)
OPERATING COSTS AND EXPENSES
Personnel						(965)
Employees' and managers' profit sharing						(51)
Post-employment obligations						(224)
Materials						(58)
Outsourced services						(880)
Depreciation and amortization						(595)
Operating provisions (reversals)						(332)
Construction costs						(757)
Other operating expenses, net						(203)
Total cost of operation						(4,065)
OPERATING COSTS AND EXPENSES						(12,766)
Equity in earnings of unconsolidated investees, net						33
Remeasurement of previously held equity interest in subsidiaries acquired						(52)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)						972
Finance income						434
Finance expenses						(621)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX						785
Income tax and social contribution tax						(217)
Net income for the year from continuing operations						568
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS						62
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR						630
NET INCOME FOR THE YEAR						630
Equity holders of the parent						599
Non-controlling interests						31
Operating Segments [member] | Energy Generation Segment [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			16,150	14,749
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES			3,927	4,133
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT			238	102
NET REVENUE			6,537	6,882
COST OF ENERGY AND GAS
Energy bought for resale			(4,026)	(3,841)
Charges for use of the national grid			(199)	(190)
Gas bought for resale
Operating costs, total			(4,225)	(4,031)
OPERATING COSTS AND EXPENSES
Personnel			(192)	(207)
Employees' and managers' profit sharing			(24)	(36)
Post-employment obligations			(53)	(50)
Materials			(13)	(17)
Outsourced services			(113)	(125)
Depreciation and amortization			(207)	(210)
Operating provisions (reversals)			(122)	(975)
Construction costs
Other operating expenses, net			(68)	(175)
Total cost of operation			(792)	(1,795)
OPERATING COSTS AND EXPENSES			(5,017)	(5,826)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)			(129)
Equity in earnings of unconsolidated investees, net				(88)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			1,391	968
Finance income			1,711	1,282
Finance expenses			(2,509)	(1,035)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			593	1,215
Income tax and social contribution tax			(206)	(551)
Net income for the year from continuing operations			387	664
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR				664
NET INCOME FOR THE YEAR			387	664
Equity holders of the parent			387	664
Operating Segments [member] | Energy Generation Segment [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						14,671
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES						4,055
ADDITIONS TO THE SEGMENT						559
NET REVENUE						6,374
COST OF ENERGY AND GAS
Energy bought for resale						(3,917)
Charges for use of the national grid						(216)
Operating costs, total						(4,133)
OPERATING COSTS AND EXPENSES
Personnel						(230)
Employees' and managers' profit sharing						(10)
Post-employment obligations						(46)
Materials						(39)
Outsourced services						(123)
Depreciation and amortization						(164)
Operating provisions (reversals)						(107)
Other operating expenses, net						(65)
Total cost of operation						(784)
OPERATING COSTS AND EXPENSES						(4,917)
Equity in earnings of unconsolidated investees, net						(353)
Remeasurement of previously held equity interest in subsidiaries acquired						80
Impairment for investments						(127)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)						1,057
Finance income						1,113
Finance expenses						(1,536)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX						634
Income tax and social contribution tax						(276)
Net income for the year from continuing operations						358
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS						11
Items that may be reclassified to profit or loss
NET INCOME FOR THE YEAR						369
Equity holders of the parent						361
Non-controlling interests						8
Operating Segments [member] | Telecommunications segment [member]
Disclosure of operating segments [line items]
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
Operating Segments [member] | Telecommunications segment [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						10
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES
ADDITIONS TO THE SEGMENT	[2]					9
OPERATING COSTS AND EXPENSES
Personnel	[2]					(18)
Materials	[2]					(1)
Outsourced services	[2]					(9)
Depreciation and amortization	[2]					(1)
Operating provisions (reversals)	[2]					1
Other operating expenses, net	[2]					(3)
Total cost of operation	[2]					(31)
OPERATING COSTS AND EXPENSES						(31)
Equity in earnings of unconsolidated investees, net	[2]					(1)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	[2]					(32)
Finance income	[2]					1
Finance expenses	[2]					(5)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	[2]					(36)
Income tax and social contribution tax	[2]					12
Net income for the year from continuing operations	[2]					(24)
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	[2]					290
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR						266
NET INCOME FOR THE YEAR	[2]					266
Equity holders of the parent	[2]					266
Operating Segments [member] | Energy Transmission Segment [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS			5,870	4,712
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES			1,467	1,237
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE
ADDITIONS TO THE SEGMENT			246	220
NET REVENUE			743	811
COST OF ENERGY AND GAS
Energy bought for resale
Charges for use of the national grid
Gas bought for resale
Operating costs, total
OPERATING COSTS AND EXPENSES
Personnel			(114)	(115)
Employees' and managers' profit sharing			(12)	(27)
Post-employment obligations			(41)	(38)
Materials			(4)	(6)
Outsourced services			(46)	(45)
Depreciation and amortization			(5)	(6)
Operating provisions (reversals)			(10)	(135)
Construction costs			(147)	(220)
Other operating expenses, net			11	(16)
Total cost of operation			(368)	(608)
OPERATING COSTS AND EXPENSES			(368)	(608)
Equity in earnings of unconsolidated investees, net			494	215
Dividends declared by investee classified as held for sale			502
Remeasurement of previously held equity interest in subsidiaries acquired			52
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)			1,422	418
Finance income			175	98
Finance expenses			(274)	(115)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX			1,323	401
Income tax and social contribution tax			(209)	(70)
Net income for the year from continuing operations			1,114	331
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR				331
NET INCOME FOR THE YEAR			1,114	331
Equity holders of the parent			R$ 1,114	R$ 331
Operating Segments [member] | Energy Transmission Segment [member] | Restated [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS						4,346
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES						1,163
ADDITIONS TO THE SEGMENT						138
NET REVENUE						708
OPERATING COSTS AND EXPENSES
Personnel						(108)
Employees' and managers' profit sharing						(7)
Post-employment obligations						(27)
Materials						(4)
Outsourced services						(40)
Operating provisions (reversals)						(12)
Construction costs						(96)
Other operating expenses, net						(17)
Total cost of operation						(311)
OPERATING COSTS AND EXPENSES						(311)
Equity in earnings of unconsolidated investees, net						231
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)						628
Finance income						61
Finance expenses						(5)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX						684
Income tax and social contribution tax						(133)
Net income for the year from continuing operations						551
Items that may be reclassified to profit or loss
NET INCOME (LOSS) FOR THE YEAR						551
NET INCOME FOR THE YEAR						551
Equity holders of the parent						R$ 551

[1]	See note 2.8.
[2]	On March 31, 2018 Cemig Telecom assets and liabilities were merged into the Company.